Registration Nos: 811-09095
                                                                       333-66819

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /

      Pre-Effective Amendment No                                       /   /

      Post-Effective Amendment No. 2                                   / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

      Amendment No. 2                                                  / X /

                 LIBERTY FUNDS TRUST IX (FORMERLY LAMCO TRUST I)
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service:                                      Copy to:
------------------                                      --------
Nancy L. Conlin, Esquire                                John M. Loder, Esquire
Colonial Management Associates, Inc.                    Ropes & Gray
One Financial Center                                    One International Place
Boston, MA  02111                                       Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b).

/X/ On March 17, 2000 pursuant to paragraph (b).

/ / 60 days after filing pursuant to paragraph (a)(1).

/ / On (date) pursuant to paragraph (a)(1) of Rule 485.

/ / 75 days after filing pursuant to paragraph (a)(2).

/ / On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 LIBERTY FUNDS TRUST IX (FORMERLY LAMCO TRUST I)

                  Cross Reference Sheet Pursuant to Rule 481(a)
                     Liberty All-Star Growth and Income Fund
                               Classes A, B and C

Item Number of Form N-1A         Prospectus Location or Caption
------------------------         ------------------------------

Part A
------
1                                Front Cover Page; Back Cover Page

2                                The Fund; Other Investment Strategies and Risks

3                                The Fund

4                                The Fund

5                                Not Applicable

6                                Front Cover; Managing the Fund; Your Account

7                                Your Account

8                                The Fund; Your Account

9                                Financial Highlights

LIBERTY ALL-STAR GROWTH AND INCOME FUND               PROSPECTUS, MARCH 17, 2000


Class A, B and C Shares

Advised by Liberty Asset Management Company


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND .................................................................     2
--------------------------------------------------------------------------------

Investment Goal ..........................................................     2
--------------------------------------------------------------------------------

Primary Investment Strategies ............................................     2
--------------------------------------------------------------------------------

Primary Investment Risks .................................................     3
--------------------------------------------------------------------------------

Performance History ......................................................
--------------------------------------------------------------------------------

Your Expenses ............................................................     4
--------------------------------------------------------------------------------




YOUR ACCOUNT .............................................................     5
--------------------------------------------------------------------------------

How To buy Shares ........................................................     5
--------------------------------------------------------------------------------

Sales Charges ............................................................     6
--------------------------------------------------------------------------------

How to Exchange Shares ...................................................     8
--------------------------------------------------------------------------------

How to Sell Shares .......................................................     8
--------------------------------------------------------------------------------

Distribution and Service Fees ............................................     9
--------------------------------------------------------------------------------

Other Information About Your Account .....................................    10
--------------------------------------------------------------------------------

MANAGING THE FUND ........................................................    12
--------------------------------------------------------------------------------

Investment Advisor .......................................................    12
--------------------------------------------------------------------------------

Portfolio Managers .......................................................    13
--------------------------------------------------------------------------------

OTHER INVESTMENT
STRATEGIES AND RISKS .....................................................    14
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS .....................................................    16
--------------------------------------------------------------------------------



------------------------------
Not FDIC     May Lose Value
Insured      -----------------
             No Bank Guarantee
------------------------------

                                    THE FUND



INVESTMENT GOALS

--------------------------------------------------------------------------------
The Fund seeks total return, comprised of long-term capital appreciation and current income through investment primarily in a diversified portfolio of equity securities.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The primary strategies of the Fund in making investments in securities are described below. Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.


The Fund's advisor utilizes a multi-manager concept. The advisor allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus each of which employs a different investment style. The advisor attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.





The Fund's current Portfolio Managers and investment styles are:

- J.P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

- OpCap Advisors uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

THE FUND

- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.


- TCW Investment Management Company uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages and incorporates secular growth trends.


The advisor continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-     Adverse changes in its ownership or personnel.


The advisor also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes.


The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.


Additional strategies that are not primary investment strategies and the risks associated with them are described later under "Other Investment Strategies and Risks."



PRIMARY INVESTMENT RISK
--------------------------------------------------------------------------------

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.


Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUND


PERFORMANCE HISTORY

-------------------------------------------------------------------------------
Because the Fund commenced investment operations on March 1, 1999, and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------


Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



Shareholder Fees (1) (paid directly from your investment)



                                    Class A  Class B   Class C
Maximum sales charge (load) on
purchases (%)
(as a percentage of the offering
price)                               5.75     0.00       0.00
------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the
lesser of purchase price or
redemption price)                   1.00(2)   5.00      1.00
------------------------------------------------------------
Redemption fee (%) (as a
percentage of
amount redeemed, if applicable)       (3)      (3)        (3)



Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                                     Class A    Class B    Class C

Management and administration fee(%)                                   _.__      _.__       _.__
---------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                              _.__      _.__       _.__
---------------------------------------------------------------------------------------------------
Other expenses (%)                                                     _.__      _.__       _.__
---------------------------------------------------------------------------------------------------
Total annual fund operating  expenses (4) (%)                          _.__      _.__       _.__


Example Expenses (your actual costs may be higher or lower)

Class                                                   1 Year      3 Years

Class A                                                  $____       $____
------------------------------------------------------------------------------
Class B:    did not sell your shares                     $____       $____
            sold all your shares at
            the end of the period                        $____       $____
------------------------------------------------------------------------------
Class C:    did not sell your shares                     $____       $____
      sold all your shares at
      the end of the period                              $____       $____



(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.


(4) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fees for each share class would be x.x%, other expenses for each share class would be x.x% and the total annual fund operating expenses for Class A, B and C shares would be x.xx%, x.xx% and x.xx%, respectively. The waiver is expected to continue at least until April 30, 2000.

                                  YOUR ACCOUNT

INVESTMENT MINIMUMS(5)

Initial Investment.                     $1,000
Subsequent Investments                     $50
Automatic Investment Plan                  $50
Retirement Plans                           $25

HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



Outlined below are the various options for buying shares:

 Method                      Instructions

Through your                 Your financial advisor can help you establish your
financial                    account and buy Fund shares on your behalf.
advisor


                             For new accounts, send a completed application and
By check                     check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.

                             For existing accounts, fill out and return the
                             additional investment stub included in your
By check                     quarterly statement, or send a letter of
(existing                    instruction including your Fund name and account
account)                     number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.

                             You or your financial advisor may acquire shares
By exchange                  by exchanging shares you own in one fund for
                             shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By
electronic                   You may purchase shares by electronically
funds                        transferring money from your bank account to your
transfer                     fund account by calling 1-800-422-3737. Electronic
                             funds transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
Automatic
investment                   You can make monthly or quarterly investments
plan                         automatically from your bank account to your fund
                             account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend                  You may automatically invest dividends distributed
diversification              by one fund into the same class of shares of the
                             Fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.



(5) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



Class A Sales Charges

                                                                            % of
                                                                           offering
                                                                            price
                                         As a %                             retained
                                         of the                               by
                                         public           As a %           financial
                                         offering         of your           advisor
Amount of purchase                       price            investment         firm

Less than $50,000                        5.75                6.10            5.00
------------------------------------------------------------------------------------
$50,000 to less than $100,000            4.50                4.71            3.75
------------------------------------------------------------------------------------
$100,000 to less than $250,000           3.50                3.63            2.75
------------------------------------------------------------------------------------
$250,000 to less than $500,000           2.50                2.56            2.00
------------------------------------------------------------------------------------
$500,000 to less than $1,000,000         2.00                2.04            1.75
------------------------------------------------------------------------------------
$1,000,000 or more(6)                    0.00                0.00            0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                       COMMISSION %

First $3 million                           1.00
------------------------------------------------------------
Next $2 million                            0.50
------------------------------------------------------------
Over $5 million                            0.25(7)



(6) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.


(7) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.



Class B Sales Charges

                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      Through first year                                             5.00
--------------------------------------------------------------------------------
      Through second year                                            4.00
--------------------------------------------------------------------------------
      Through third year                                             3.00
--------------------------------------------------------------------------------
      Through fourth year                                            3.00
--------------------------------------------------------------------------------
      Through fifth year                                             2.00
--------------------------------------------------------------------------------
      Through sixth year                                             1.00
--------------------------------------------------------------------------------
      Longer than six years                                          0.00

YOUR ACCOUNT

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                            1.00
--------------------------------------------------------------------------------
Longer than one year                                          0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares until the check clears which may take up to 15 days after your purchase. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
-------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
-------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
-------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611. Mail your letter of instruction to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
-------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
-------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(8)


(8) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). The NYSE is closed on most national holidays and Good Friday.


When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


 Dividend             Represents interest and dividends earned from securities
                      held by the Fund.
--------------------------------------------------------------------------------
 Capital gains        Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account(9). To change your distribution option call 1-800-345-6611.

DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(10)
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options) (10):

 - send the check to your address of record

 - send the check to a third party address

 - transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


(9) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(10) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                               MANAGING THE FUNDS

INVESTMENT ADVISOR


Liberty Asset Management Company (LAMCO), located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, LAMCO runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. LAMCO has been an investment advisor since 1985. As of February 29, 2000, LAMCO managed over $XX billion in assets.


For the 1999 fiscal year, aggregate advisory fees paid to LAMCO by the Fund amounted to x.xx% of average daily net assets of the Fund.

The Fund pays the advisor fee at the annual rate of 0.60% of the average daily net assets of the Fund.


In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.


LAMCO is a manager of other investment managers which the advisor recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.


Out of the management fees the advisor pays each Portfolio Manager other than OpCap Advisors a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager. The agreement with OpCap Advisors provides for a fee of 0.40% per year of the average daily net asset value of the portion of the Fund's portfolio assigned to it up to $100 million and 0.30% of such average daily net asset value in excess of $100 million. OpCap Advisors has voluntarily agreed, however, to waive any fee in excess of 0.30% until the earlier of March 1, 2002 or the date the total of the Fund's net assets reaches $100 million. Any increase in the fee payable to OpCap Advisors following the expiration of its fee waiver agreement will be borne by LAMCO.

MANAGING THE FUNDS

No one individual at LAMCO is responsible for LAMCO's investment management of the Fund. The following Portfolio Managers manage a portion of the Fund's assets:

-        J.P. Morgan Investment Management, Inc.

-        OpCap Advisors

-        Boston Partners Asset Management, L.P.

-        Westwood Management Corp.


-        TCW Investment Management Company



LAMCO is also the manager of Liberty All-Star Equity Fund, Variable Series, a multi-managed, open-end fund available through variable annuity contracts and variable life insurance policies of participating insurance companies. This fund has the same investment objective and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that both funds will make corresponding changes if and when Portfolio Managers are changed in the future.


A more complete description of each Portfolio Manager is included in the SAI. The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits the Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to the Fund's shareholders within 90 days following the effective date of the change.

MANAGING THE FUNDS

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
No one individual at LAMCO is responsible for LAMCO's investment management of the Fund. The following individuals are responsible for the management of the Fund's assets assigned to the particular Portfolio Manager.

HENRY D. CAVANNA, Managing Director of J.P. Morgan Investment Management, Inc., manages the portion of the Fund's portfolio assigned to that firm. J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York.

JOHN LINDENTHAL, Managing Director of Oppenheimer Capital, the parent of OpCap Advisors, manages the portion of the Fund's portfolio assigned to OpCap Advisors.

MARK E. DONOVAN, Chairman of the Equity Strategy Committee of Boston Partners Asset Management, L.P., manages the portion of the Fund's portfolio assigned to that firm. Boston Partners Asset Management, L.P. (Boston Partners) was founded in April, 1995 by three former principal officers of the Boston Company Asset Management, Inc. Boston Partners is a limited partnership of which Boston Partners, Inc. is the sole general partner.

SUSAN M. BYRNE, President and Chief Executive Officer of Westwood Management Corp. a wholly-owned subsidiary of Southwest Securities Group, Inc., manages the portion of the Fund's portfolio assigned to that firm.


GLEN E. BICKERSTAFF, Managing Director, U.S. Equities, manages the portion of the Fund's portfolio assigned to TCW Investment Management Company (TCW). Prior to joining TCW in 1998, Mr. Bickerstaff was a portfolio manager at Transamerica Investment Services. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

                     OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S OTHER INVESTMENTS AND RISKS

The Fund's primary investments and risks are described under "The Fund - Primary Investment Strategies" and "The Fund - Primary Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's primary investment strategies and their associated risks are described above. This section describes another investment that the Fund may make and the risks associated with it. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of the Fund's investment strategies.



DERIVATIVE STRATEGIES

-------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------

At times, the advisor may determine that adverse market, economic or political conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period ended December 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. Prior to September 30, 1999, KPMG LLP was the Fund's independent accountannts. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                     Period ended December 31,
                                                              1999(b)

                                                   Class A    Class B    Class C
  Net asset value --
  Beginning of period ($)
--------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss) (a)(c)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
--------------------------------------------------------------------------------
  Total from Investment Operations
--------------------------------------------------------------------------------
  Net asset value --
  End of period ($)
--------------------------------------------------------------------------------
  Total return (%) (d)(e)(f)
--------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)(h)
--------------------------------------------------------------------------------
  Net investment income (loss) (g)(h)
--------------------------------------------------------------------------------
  Fees and expenses waived or borne
  by the Advisor (g)(h)
--------------------------------------------------------------------------------
  Portfolio turnover (%) (f)
--------------------------------------------------------------------------------
  Net assets at end of period (000) ($)
--------------------------------------------------------------------------------
  (a)  Net of fees and expenses waived or borne
       by the Advisor which amounted to ($):
--------------------------------------------------------------------------------

(b) The Fund commenced investment operations on March 1, 1999. Per share amounts reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------


You can get more information about the Fund's investments in the Fund's semi-annual report to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance since the Fund's inception.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IX (formerly LAMCO Trust I): 811-09095

-        Liberty All-Star Growth and Income Fund


--------------------------------------------------------------------------------
                                 [LIBERTY LOGO]

                     Liberty Funds Distributor, Inc. Copyright 2000
                     One Financial Center, Boxton, MA 02111-2621, 1-800-426-3750
                     www.libertyfunds.com
AL-00/00X-0000 X (X/XX)

                 LIBERTY FUNDS TRUST IX (FORMERLY LAMCO TRUST I)

                  Cross Reference Sheet Pursuant to Rule 481(a)
                     Liberty All-Star Growth and Income Fund
                                     Class Z

Item Number of Form N-1A         Prospectus Location or Caption
------------------------         ------------------------------

Part A
------
1                                Front Cover Page; Back Cover Page

2                                The Fund; Other Investment Strategies and Risks

3                                The Fund

4                                The Fund

5                                Not Applicable

6                                Front Cover; Managing the Fund; Your Account

7                                Your Account

8                                The Fund; Your Account

9                                Financial Highlights

LIBERTY ALL-STAR GROWTH AND INCOME FUND PROSPECTUS MARCH 17, 2000


CLASS Z SHARES

Advised by Liberty Asset Management Company

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS



THE FUND ...............................................................       2
--------------------------------------------------------------------------------
Investment Goal ........................................................       2

Primary Investment Strategies ..........................................       2

Primary Investment Risks ...............................................       3

Performance History ....................................................

Your Expenses ..........................................................       4

YOUR ACCOUNT ...........................................................       5
--------------------------------------------------------------------------------
How to Buy Shares ......................................................       5

Sales Charges ..........................................................       6

How to Exchange Shares .................................................       6

How to Sell Shares .....................................................       6

Other Information About Your Account ...................................       8

MANAGING THE FUND ......................................................      10
--------------------------------------------------------------------------------
Investment Advisor .....................................................      10

Portfolio Managers .....................................................      11

OTHER INVESTMENT
STRATEGIES AND RISKS ...................................................      12
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS ...................................................      13
--------------------------------------------------------------------------------


------------------------------
Not FDIC     May Lose Value
Insured      -----------------
             No Bank Guarantee
------------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks total return, comprised of long-term capital appreciation and current income through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The primary investment strategies of the Fund in making investments in securities are described below. Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchas stocks.


The Fund's advisor utilizes a multi-manager concept. The advisor allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus each of which employs a different investment style. The advisor attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.






The Fund's current Portfolio Managers and investment styles are:

- J.P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

- OpCap Advisors uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

THE FUND

- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.


- TCW Investment Management Company uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages and incorporates secular growth trends.


The advisor continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-        Adverse changes in its ownership or personnel.


The advisor also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes.


The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.


Additional strategies that are not primary investment strategies and the risks associated with them are described later under "Other Investment Strategies and Risks."



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUND


PERFORMANCE HISTORY


Because the Fund commenced investment operations on March 1, 1999, and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

THE FUND

YOUR EXPENSES


Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions



SHAREHOLDER FEES (1) (PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)     (2)



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management and administration fee (%)                                      _.__
-------------------------------------------------------------------------------

Distribution and service (12b-1) fees (%)                                  0.00
-------------------------------------------------------------------------------
Other expenses (%)                                                         _.__
-------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)                                _.__



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                  1 YEAR                                    3 YEARS
                   $---                                       $---

(1) A 10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)      There is a $7.50 charge for wiring sale proceeds to your bank.


(3) The Fund's advisor and administrator and administration have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fees for Class Z shares would be x.x%, other expenses would be x.x% and the total annual fund operating expenses for Class Z shares would be x.xx%. The waiver is expected to continue at least until April 30, 2000.

YOUR ACCOUNT

WHO IS ELIGIBLE TO BUY CLASS Z SHARES?

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates(4).

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


 METHOD               INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account
 financial advisor    and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check
 (new account)        made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 account)             (existing investment stub included in your quarterly
                      statement, or send a letter of instruction including your
                      Fund name and account number with a check made payable to
                      the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class or Class A of the Fund at no additional cost.
                      There may be an additional charge if exchanging from a
                      money market fund. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring
 funds transfer       money from your bank account to your fund account by
                      calling 1-800-422-3737. Electronic funds transfers may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares of the Fund at no
                      additional sales charge. To invest your dividends in
                      another fund, call 1-800-345-6611.
--------------------------------------------------------------------------------

(4) The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.


The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call
1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares until the check clears which may take up to 15 days after your purchase. No interest will be paid on uncashed redemption checks.




OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD               INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell
  financial advisor   order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.

 By exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.

 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.

 By mail You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). The NYSE is closed on most national holidays and Good Friday.


When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

 Dividend Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------

 Capital gains        Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(5) To change your distribution option call 1-800-345-6611.


  DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(6)
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options) (6):

-        send the check to your address of record

-       send the check to a third party address

-        transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

(5) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(6) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Liberty Asset Management Company (LAMCO), located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, LAMCO runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. LAMCO has been an investment advisor since 1985. As of February 29, 2000, LAMCO managed over $xx billion in assets.


For the 1999 fiscal year, aggregate advisory fees paid to LAMCO by the Fund amounted to x.x% of average daily net assets of the Fund.

The Fund pays the advisor fee at the annual rate of 0.60% of the average daily net assets of the Fund.


In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.


LAMCO is a manager of other investment managers which the advisor recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.


Out of the management fees the advisor pays each Portfolio Manager other than OpCap Advisors a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager. The agreement with OpCap Advisors provides for a fee of 0.40% per year of the average daily net asset value of the portion of the Fund's portfolio assigned to it up to $100 million and 0.30% of such average daily net asset value in excess of $100 million. OpCap Advisors has voluntarily agreed, however, to waive any fee in excess of 0.30% until the earlier of March 1, 2002 or the date the total of the Fund's net assets reaches $100 million. Any increase in the fee payable to OpCap Advisors following the expiration of its fee waiver agreement will be borne by LAMCO.

MANAGING THE FUNDS

No one individual at LAMCO is responsible for LAMCO's investment management of the Fund. The following Portfolio Managers manage a portion of the Fund's assets:

-        J.P. Morgan Investment Management, Inc.

-        OpCap Advisors

-        Boston Partners Asset Management, L.P.

-        Westwood Management Corp.


-        TCW Investment Management Company



LAMCO is also the manager of Liberty All-Star Equity Fund, Variable Series, a multi-managed, open-end fund available through variable annuity contracts and variable life insurance policies of participating insurance companies. This fund has the same investment objective and investment program as the Fund, and currently has the same Portfolio Managers. LAMCO expects that both funds will make corresponding changes if and when Portfolio Managers are changed in the future.


A more complete description of each Portfolio Manager is included in the SAI. The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits the Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to the Fund's shareholders within 90 days following the effective date of the change.

MANAGING THE FUNDS

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

No one individual at the advisor is responsible for LAMCO's investment management of the Fund. The following individuals are responsible for the management of the Fund's assets assigned to the particular Portfolio Manager.

HENRY D. CAVANNA, Managing Director of J.P. Morgan Investment Management, Inc., manages the portion of the Fund's portfolio assigned to that firm. J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York.

JOHN LINDENTHAL, Managing Director of Oppenheimer Capital, the parent of OpCap Advisors, manages the portion of the Fund's portfolio assigned to OpCap Advisors.

MARK E. DONOVAN, Chairman of the Equity Strategy Committee of Boston Partners Asset Management, L.P., manages the portion of the Fund's portfolio assigned to that firm. Boston Partners Asset Management, L.P. (Boston Partners) was founded in April, 1995 by three former principal officers of the Boston Company Asset Management, Inc. Boston Partners is a limited partnership of which Boston Partners, Inc. is the sole general partner.

SUSAN M. BYRNE, President and Chief Executive Officer of Westwood Management Corp. a wholly-owned subsidiary of Southwest Securities Group, Inc., manages the portion of the Fund's portfolio assigned to that firm.


GLEN E. BICKERSTAFF, Managing Director, U.S. Equities, manages the portion of the Fund's portfolio assigned to TCW Investment Management Company (TCW). Prior to joining TCW in 1998, Mr. Bickerstaff was a portfolio manager at Transamerica Investment Services. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

UNDERSTANDING THE FUND'S OTHER INVESTMENTS AND RISKS

The Fund's primary investments and risks are described under "The Fund - Primary Investment Strategies" and "The Fund - Primary Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


                     OTHER INVESTMENT STRATEGIES AND RISKS



The Fund's primary investment strategies and their associated risks are described above. This section describes another investment that the Fund may make and the risks associated with it. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of the Fund's investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES



At times, the advisor may determine that adverse market, economic, political or other conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period ended December 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements is included in the annual report. Prior to September 30, 1999, KPMG LLP was the Fund's independent accountants. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                                    Period ended
                                                                    December 31,
                                                                      1999 (b)
                                                                      Class Z
 Net asset value --
 Beginning of period ($)
-------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss) (a)(c)
-------------------------------------------------------------------------------
 Net realized and unrealized gain
-------------------------------------------------------------------------------
 Total from Investment Operations
-------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (d)(e)(f)
-------------------------------------------------------------------------------
 Net investment income (g)(h)
-------------------------------------------------------------------------------
 Fees and expenses waived or borne by the Advisor (g)(h)
-------------------------------------------------------------------------------
 Portfolio turnover (%) (f)
-------------------------------------------------------------------------------
 Net assets at end of period (000) ($)
-------------------------------------------------------------------------------

 (a)   Net of fees and expenses waived or borne by the Advisor which amounted to
       ($):
-------------------------------------------------------------------------------


(b) The Fund commenced investment operations on March 1, 1999. Per share amounts reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)      Annualized.

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------


You can get more information about the Fund's investments in the Fund's semi-annual report to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance since the Fund's inception.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IX (formerly LAMCO Trust I): 811-09095

-        Liberty All-Star Growth and Income Fund


--------------------------------------------------------------------------------
                                 [LIBERTY LOGO]

                     Liberty Funds Distributor, Inc. Copyright 2000
                     One Financial Center, Boxton, MA 02111-2621, 1-800-426-3750
                     www.libertyfunds.com
AL-00/00X-0000 X (X/XX)

                 LIBERTY FUNDS TRUST IX (FORMERLY LAMCO TRUST I)

                  Cross Reference Sheet Pursuant to Rule 481(a)
                     Liberty All-Star Growth and Income Fund

                           Location or Caption in Statement of
Item Number of Form N-1A   Additional Information
------------------------   -----------------------------------

Part B
------
10.                        Cover Page; Table of Contents

11.                        Organization and History

12.                        Investment Objective and Policies; Fundamental
                           Investment Policies; Other Investment Policies;
                           Investment Management and Other Services

13. Investment Management and Other Services, Management of the Fund

14.                        Other Charges and Expenses

15.                        Investment Management and Other Services; Other
                           Charges and Expenses

16.                        Other Charges and Expenses; Management of the Fund

17.                        Organization and History; Other Charges and Expenses;
                           Shareholder Liability; Shareholder Meetings

18.                        How to Buy Shares; Determination of Net Asset Value;
                           Suspension of Redemptions; Special Purchase
                           Programs/Investor Services; Programs for Reducing or
                           Eliminating Sales Charge; How to Sell Shares; How to
                           Exchange Shares

19.                        Taxes

20.                        Other Charges and Expenses; Management of the Fund

21.                        Other Charges and Expenses; Investment Performance;
                           Performance Measures

22.                        Independent Accountants


                     LIBERTY ALL-STAR GROWTH AND INCOME FUND
                       A SERIES OF LIBERTY FUNDS TRUST IX
                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 17, 2000




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Liberty All-Star Growth and Income Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 17, 2000. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated December 31, 1999. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and report of Independent Accountants appearing in the December 31, 1999 Annual Report are incorporated in this SAI by reference.


This SAI contains specific information about the Fund and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

                                                                   PAGE


         Definitions
         Organization and History
         Investment Objective and Policies
         Fundamental Investment Policies
         Other Investment Policies
         Investment Management and Other Services
         Portfolio Turnover
         Other Charges and Expenses
         Investment Performance
         Custodian
         Independent Accountants
         Description of Certain Investments
         Taxes
         Management of the Fund
         Determination of Net Asset Value
         How to Buy Shares
         Special Purchase Programs/Investor Services
         Programs for Reducing or Eliminating Sales Charges
         How to Sell Shares
         Distributions
         How to Exchange Shares
         Suspension of Redemptions
         Shareholder Liability
         Shareholder Meetings
         Performance Measures




AL-XX/XXXX-0000

 DEFINITIONS


       "Trust"               Liberty Funds Trust IX

       "Fund"                Liberty All-Star Growth and Income Fund
       "Advisor"             Liberty Asset Management Company, the Fund's
                             investment advisor
       "Administrator"       Colonial Management Associates, Inc., the Fund's
                             administrator

      "LFD"                 Liberty Funds Distributor, Inc., the Fund's
                             distributor


      "LFS"                 Liberty Funds Services, Inc., the Fund's
                             shareholder services and transfer agent



ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1998. The Fund, a diversified portfolio of the Trust, represents the entire interest in a separate portfolio of the Trust. The Fund commenced investment operations on March 1, 1999 and its registration statement was declared effective by the Securities and Exchange Commission (SEC) on January 15, 1999.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See "Shareholder Meetings."


The Trust changed its name from "LAMCO Trust I" to its current name on April 1, 1999.


INVESTMENT OBJECTIVE AND POLICIES


This SAI contains additional information about the principal strategies and risks that are described or referred to in the Prospectus as well as information about the non-principal strategies, risks and fundamental investment policies of the Fund.


Except as indicated under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Own real estate only if acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;




4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;


5. Underwrite securities issued by others only when disposing of portfolio securities;



6. Make loans only (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions or traded in public securities markets, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such interfund loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and



7. Not concentrate 25% or more of its total assets in any industry (other than securities issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof). Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.


8. Not purchase securities of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or corporations sponsored thereby, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund, except that up to 25% of the Fund's total assets may be invested without regard to this limitation.


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:


1. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities;



2.        Invest more than 15% of its net assets in illiquid assets; and


3. Purchase additional securities for the Fund's portfolio if borrowing does not exceed 5% of the Fund's total assets.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. Except for the restrictions on borrowings and investments in illiquid assets, all percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of restriction 7 above, an issuer is the entity whose revenues support the security.

INVESTMENT MANAGEMENT AND OTHER SERVICES
GENERAL

The Fund's investment program is based upon the Advisor's multi-manager concept. The Advisor allocates the Fund's portfolio assets on an equal basis among a number of independent investment management organizations (Portfolio Managers)-- currently five in number--each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles. Each Portfolio Manager provides these services under a Portfolio Management Agreement (Portfolio Management Agreements) among the Trust, on behalf of the Fund, the Advisor and such Portfolio Manager. Under a Fund Management Agreement with the Fund, the Advisor monitors the investment performance and styles of, and from time to time recommends changes in, the Portfolio Managers, and allocates and reallocates the Fund's portfolio assets among them. For these services, the Fund pays the Advisor a monthly fee based on the average of the daily closing value of the total net assets of the Fund at the annual rate of 0.60%. From this fee, the Advisor pays each Portfolio Manager other than OpCap Advisors a monthly fee at the annual rate of 0.30% on the average of the daily closing value of the net assets of the Fund assigned to that Portfolio Manager. OpCap Advisors' agreement provides for a fee of 0.40% on the average of the daily closing value of the net assets assigned to it up to $100 million and 0.30% on such average daily closing value in excess of $100 million. OpCap Advisors has voluntarily agreed, however, to waive any fee in excess of 0.30% until the earlier of March 1, 2002 or the date the total of the Fund's net assets reaches $100 million. Under the Fund Management Agreement, any liability of the Advisor to the Trust, the Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Fund Management Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Fund Management Agreement will automatically terminate upon any assignment thereof and shall continue in effect following its second anniversary and from year to year thereafter only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940
Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.


The Advisor or an affiliate thereof pays all salaries of officers of the Trust. The Fund pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Fund pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


As of the date of this Statement of Additional Information, the following entities serve as the Fund's Portfolio Managers:

         J.P. Morgan Investment Management, Inc. J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York. J.P. Morgan's principal executive officer is Keith M. Schappert, and its directors are Mr. Schappert and William L. Cobb, Jr., C. Nicolas Potter, Michael R. Granito, John R. Thomas, Thomas M. Luddy, Michael E. Patterson, Jean Louis Pierre Brunel, Robert A. Anselmi, Milan Steven Soltis and K. Warren Anderson.

         OpCap Advisors. OpCap Advisors, Oppenheimer Tower, World Financial Center, New York, New York 10281, is a majority-owned subsidiary of Oppenheimer Capital, which inturn is a wholly-owned subsidiary of PIMCO Advisors L.P. OpCap Advisors' principal executive officer is Bernard H. Garil.

         Boston Partners Asset Management, L.P. ("Boston Partners"), One Financial Center, Boston, Massachusetts 02111, was founded in April, 1985 by three former principal officers of The Boston Company Asset Management, Inc. Boston Partners is a limited partnership of which Boston Partners, Inc., One Financial Center, Boston, Massachusetts, is the sole general partner.

         Westwood Management Corp. Westwood Management Corp., 300 Crescent Court, Suite 1300, Dallas, Texas 75201, is a wholly owned subsidiary of Southwest Securities Group, Inc., a New York Stock Exchange listed securities firm. Its principal executive officer is Susan M. Byrne. Its directors are Ms. Byrne, Raymond E. Wooldridge, Don A. Buchhotz, David
         M. Glatstein and Patricia R. Fraze.


         TCW Investment Management Company. TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street, Los Angeles, CA 90017, is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). Established in 1971, TCW Group's direct and indirect subsidiaries, including TCW, provide a variety of trust, investment management and investment advisory services. Ownership of the TCW Group lies approximately 95% with its employees and 5% with its directors. Robert
         A. Day, who is Chairman of the Board of Directors of TCW Group, may be deemed to be a control person of TCW by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of the TCW Group. As of September 30, 1999 TCW had over $55 billion in assets under management.


Under the Fund Management and Portfolio Management Agreements, neither the Advisor nor the Portfolio Managers are liable for actions taken by them in good faith and without gross negligence or willful misfeasance. Although the Portfolio Managers' activities are subject to general oversight by the Advisor and the Trustees and officers of the Trust, neither the Advisor nor such Trustees and officers evaluate, or have liability for, the investment merits of the Portfolio Managers' selections of individual securities.

EXPENSE LIMITATIONS

The Advisor and Administrator have agreed to waive or reimburse all expenses, including management and administration fees, but excluding 12b-1 distribution and service fees, interest, taxes, brokerage, and other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, incurred by the Fund in excess of 1.25% of average net asset value per annum. Such arrangement may be terminated by the Advisor and the Administrator at any time.

PORTFOLIO TURNOVER

The Fund cannot accurately predict portfolio turnover, but the Advisor anticipates that it will not exceed 100% annually. If the Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolio. The Fund pays brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, and may result in the realization of distributable capital gains, which are taxable to non-exempt shareholders. Changes in the Fund's Portfolio Managers and rebalancings of its portfolio among the Portfolio Managers may result in higher portfolio turnover than would otherwise be the case.

OTHER CHARGES AND EXPENSES

Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.20% of the average daily net assets and a monthly pricing and bookkeeping fee of $3,000 plus the following percentages per annum of the Fund's average daily net assets over $50 million:

                        0.035% on the next $950 million
                        0.025% on the next $1 billion
                        0.015% on the next $1 billion
                        0.001% on the excess over $3 billion


Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.



RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)



                                                       PERIOD MARCH 1, 1999
                                              (COMMENCEMENT OF INVESTMENT OPERATIONS)
                                                    THROUGH DECEMBER 31, 1999
Management fee                                                 $
Administration fee
Bookkeeping fee
Shareholder service and transfer agent fee
12b-1 fees:
  Service fee (Classes A, B and C)
  Distribution fee (Class B)
  Distribution fee (Class C)
  Fees or expenses waived or borne by
     the Advisor/Administrator



BROKERAGE COMMISSIONS (dollars in thousands)



                                                  PERIOD MARCH 1, 1999
                                         (COMMENCEMENT OF INVESTMENT OPERATIONS)
                                                 THROUGH DECEMBER 31, 1999

Total commissions                                          $
Directed transactions
Commissions on directed transactions

TRUSTEES AND TRUSTEES' FEES

For the period ended December 31, 1999, the Trustees received the following compensation in their capacities as Trustees of the Trust and of the Liberty Funds Complex(a):



                         Aggregate Compensation From The Trust For The       Total Compensation From Liberty Funds
                               Period Ended December 31, 1999(b)          Complex Paid To The Directors/Trustees For
Trustee                                                                  The Calendar Year Ended December 31, 1999(c)

Robert J. Birnbaum                        $ 2,549                                           $112,000
John V. Carberry                                0(d)                                               0(d)
James E. Grinnell                           2,549                                            125,000
Richard W. Lowry                            2,549                                            112,000
William E. Mayer                            2,549                                            126,000
John J. Neuhauser                           2,549                                            126,252



(a) The Trust does not currently provide pension or retirement plan benefits to the Trustees.



(b) The Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., each of which has the same Board of Trustees, pay aggregate Trustees' fees of $25,000 per annum, assuming a minimum of four meetings are held and attended, one third of which is allocated among the three funds on a per fund basis and the remaining two thirds of which is allocated based on net assets.



(c) At December 31, 1999, the Liberty Funds Complex consisted of 51 open-end and 10 closed-end management investment company portfolios advised by the Administrator or its affiliates, The Crabbe Huson Group (Crabbe Huson), Newport Fund Management Inc. (Newport) and Stein Roe & Farnham Incorporated (Stein Roe), 9 funds of Liberty Variable Investment Trust advised by Liberty Advisory Services Corp., an affiliate of the Advisor, and the closed-end Liberty All-Star Equity and Liberty All-Star Growth Fund, Inc. advised by the Advisor.



(d) Mr. Carberry does not receive compensation because he is an affiliated Trustee and an employee of Liberty Financial Companies, Inc. (Liberty Financial)



The Fund, the Advisor and LFD have adopted codes of ethics under Rule 17j-1 of the Act which permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.


OWNERSHIP OF THE FUND


As of record on February 29, 2000, the [                     ], located at
[                  ], owned xx.xx% of the Fund and, therefore, may be deemed to
"control" the Fund.



As of record on February 29, 2000, the following shareholders of record owned 5% or more of one or more of each class of the Fund's outstanding shares:-.



Class A Shares



Class B Shares

Class C Shares




Class Z Shares




As of record on February 29, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.



As of record on February 2000 there was xx Class A, xx Class B, xx Class C and xx Class Z record holders of the Fund.




SALES CHARGES (dollars in thousands)                         Class A Shares
                                                              March 1, 1999
                                                       (commencement of investment
                                                               operations)
                                                           through December 31
                                                                  1999
Aggregate initial sales charges on Fund share sales                 $
Initial sales charges retained by LFD



                                                             Class B Shares
                                                              March 1, 1999
                                                       (commencement of investment
                                                               operations)
                                                           through December 31
                                                                  1999
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by LFD                               $



                                                             Class C Shares
                                                              March 1, 1999
                                                       (commencement of investment
                                                               operations)
                                                           through December 31
                                                                  1999
Aggregate CDSC on Fund redemptions retained by LFD                  $


12B-1 PLAN, CDSC AND CONVERSION OF SHARES


The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, Class B and Class C shares issued and outstanding thereafter. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and of any shares issued on the reinvestment of distributions on such share will be automatically converted into a number of Class A shares having an equal value. Class A shares are not subject to the 0.75% distribution fee.



SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:



                                                                    Period Ended December 31, 1999
                                                        Class A        Class B         Class C        Class Z
Fees to FSFs                                                $             $               $             ---
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                                                             ---
Allocated travel, entertainment and other
promotional                                                                                             ---
  Expenses (including advertising)



INVESTMENT PERFORMANCE



The Fund's Class A, Class B, Class C and Class Z share average annual total returns at December 31, 1999 were (e):

                                                             Class A Shares
                                                          Period March 1, 1999
                                                 (commencement of investment operations)
                                                        through December 31, 1999
With sales charge of 5.75%                                      xx.xx%
Without sales charge                                            xx.xx%



                                                             Class B Shares
                                                          Period March 1, 1999
                                                 (commencement of investment operations)
                                                        through December 31, 1999
With applicable CDSC                                            xx.xx% (5.00% CDSC)
Without CDSC                                                    xx.xx%



                                                             Class C Shares
                                                          Period March 1, 1999
                                                 (commencement of investment operations)
                                                        through December 31, 1999
With applicable CDSC                                            xx.xx% (1.00% CDSC)
Without CDSC                                                    xx.xx%



(e) Performance results reflect any voluntary waiver or reimbursement by the Advisor and/or its affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the prospectus for details.


See "Performance Measures" for how calculations are made.


CUSTODIAN


The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.



INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. Prior to September 30, 1999, KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, was the Fund's independent accountants. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Fund.

CASH RESERVES AND REPURCHASE AGREEMENTS

As stated in the Prospectus, the Fund may invest in U.S. Government securities (including direct U.S. Government obligations and U.S. Government Agency securities described below), certificates of deposit, bankers' acceptances, time deposits, high quality commercial paper and repurchase agreements. The money market instruments that may be used by the Fund may include:

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either:
(i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit and bankers' acceptances. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation (FDIC), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Fund will not invest in time-deposits maturing in more than seven days.

SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. The Fund may purchase corporate debt securities having greater maturities.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities (U.S. Government Securities). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Fund for a duration of more than seven days if, as a result, more than 15% of the value of the Fund's net assets would be invested in such agreements or other securities which are illiquid.

The Fund will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Fund is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with commercial banks or registered broker-dealers.

OPTIONS ON SECURITIES

The Fund may purchase and sell options on individual securities.

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of a Portfolio Manager, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of a Portfolio Manager to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when a Portfolio Manager deems it desirable to do so. Although the Fund will take an option position only if a Portfolio Manager believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

The Fund may buy and sell certain future contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectus.

A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

The Fund will enter into futures contracts only when, in compliance with the SEC's requirements, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to a Portfolio Manager's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS; ASSOCIATED RISKS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectus. The Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectus.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's Portfolio Managers will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to a Portfolio Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Fund's Portfolio Managers may still not result in a successful hedging transaction.

Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

The Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

TAXES


The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general and should not be viewed as a substitute for careful tax planning. Prospective investors are urged to consult their tax advisors regarding the effect an investment in the Fund that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


TAXATION OF THE FUND.


FEDERAL TAXES. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the

"Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund failed to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.


EXCISE TAX. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) must distribute at least 90% of its ordinary income (inclusive of net short term capital gains) earned each year.


MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

TAXATION OF SHAREHOLDERS.


FUND DISTRIBUTIONS. Distributions from the Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in Fund shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.



DISPOSITIONS OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.



ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.



DIDVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.



U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. Government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. Government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.


DIVIDEND/ACCOUNTING POLICIES. The Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders and may, under certain circumstances, make an economic return of capital taxable to shareholders.

CERTAIN SPECIFIC INVESTMENTS. Any investment in zero-coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

OPTIONS AND FUTURES CONTRACTS. The Fund's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

FOREIGN INVESTMENTS. Special tax considerations apply with respect to foreign investments by the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by the Fund in certain "passive foreign investment companies" may be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

FOREIGN INCOME TAXES. Investment income received by the Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance, since the amount of the Fund's assets to be invested within various countries is not known.

U.S. TAXATION OF NON-U.S. PERSONS. Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims.


BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.



MANAGEMENT OF THE FUND
The Advisor is the investment advisor to the Fund. The Advisor is a indirect subsidiary of Liberty Financial, which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct majority-owned subsidiary of LFC Management Corporation, which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


TRUSTEES AND OFFICERS
The Trustees and officers of the Trust, together with information as to their principal addresses and business occupations during the last five years, are shown below.


                                          Position
Name and Address                 Age      with the Trust     Principal Occupations During Past Five Years
----------------                 ---      --------------     --------------------------------------------
Robert J. Birnbaum               71       Trustee            Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                             Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                          New York Stock Exchange from May, 1985 to June, 1988,
                                                             President, American Stock Exchange, Inc. from 1977 to
                                                             May, 1985).

John V. Carberry*                52       Chairman of the    Senior Vice President of Liberty Financial Companies,
Federal Reserve Plaza                     Board and Trustee  Inc. (formerly Managing Director, Salomon Brothers
600 Atlantic Avenue                                          (investment banking) from January, 1988 to January, 1998).
Boston, MA  02110

James E. Grinnell                70       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945



                                          Position
Name and Address                 Age      with the Trust     Principal Occupation During Past Five Years
----------------                 ---      --------------     -------------------------------------------
Richard W. Lowry                 63       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer                 59       Trustee            Partner, Development Capital, LLC (venture capital)

500 Park Avenue, 5th Floor                                   (formerly Dean, College of Business and Management,
New York, NY 10022                                           University of Maryland from October, 1992 to November,
                                                             1996); Director, John Mansville; Director, Lee Enterprises).

John J. Neuhauser                56       Trustee            Academic Vice President and Dean of Faculties since
84 College Road                                              August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838                                 College School of Management from September, 1977 to
                                                             September, 1999).

Christopher S. Carabell          36       Vice President     Senior Vice President-Product Development and Marketing
Federal Reserve Plaza                                        of the Advisor since January, 1999 (formerly Vice
600 Atlantic Avenue                                          President-Investments, March, 1996 to January, 1999);
Boston, MA  02210                                            Associate Director, U.S. Equity Research, Rogers Casey &
                                                             Associates, January, 1995 to March, 1996; Director of
                                                             Investments, Boy Scouts of America, Inc., June, 1990 to
                                                             January, 1995.

J. Kevin Connaughton             35       Controller and     Controller and Chief Accounting Officer of the Liberty
One Financial Center                      Chief Accounting   Funds Group-Boston (Liberty Funds) since February, 1998;
Boston, MA  02111                         Officer            Vice President of Colonial Management Associates, Inc.
                                                             (Administrator) since February, 1998 (formerly Senior Tax Manager,
                                                             Coopers & Lybrand, LLP from April, 1996 to January,
                                                             1998; Vice President, 440 Financial Group/First Data
                                                             Investor Services Group from March, 1994 to April, 1996).

Mark T. Haley                    35       Vice President     Vice President-Investments of the Advisor since January,
Federal Reserve Plaza                                        1999 (formerly Director of Investment Analysis from
600 Atlantic Avenue                                          December, 1996 to December, 1998); Investment Analyst
Boston, MA  02210                                            from January, 1994 to November, 1996).

Timothy J. Jacoby                47       Treasurer and      Treasurer and Chief Financial Officer of the Liberty
One Financial Center                      Chief Financial    Funds since October, 1996 (formerly Controller and Chief
Boston, MA  02111                         Officer            Accounting Officer from October, 1997 to February, 1998);
                                                             Senior Vice President of the Administrator since
                                                             September, 1996; Vice President, Chief Financial
                                                             Officer and Treasurer since December, 1998 of
                                                             Liberty Funds Group LLC (LFG) (formerly Vice President,
                                                             Chief Financial Officer and Treasurer from July, 1997 to
                                                             December, 1998 of The Colonial Group (TCG)); Senior Vice
                                                             President of SR&F since August, 1998 (formerly Senior
                                                             Vice President, Fidelity Accounting and Custody
                                                             Services from September, 1993 to September, 1996).

                                          Position
Name and Address                 Age      with the Trust     Principal Occupation During Past Five Years
----------------                 ---      --------------     -------------------------------------------
Nancy L. Conlin                  46       Secretary          Secretary of the Liberty Funds since April, 1998
One Financial Center                                         (formerly Assistant Secretary from July, 1994 to April,
Boston, MA  02111                                            1998); Director, Senior Vice President, General Counsel,
                                                             Clerk and Secretary of the Administrator since April, 1998
                                                             (formerly Vice President, Counsel, Assistant Secretary
                                                             and Assistant Clerk from July, 1994 to April, 1998); Vice
                                                             President, General Counsel and Secretary of LFG
                                                             since December, 1998 (formerly Vice President, General
                                                             Counsel and Clerk of TCG from April, 1998 to December,
                                                             1998 (formerly Assistant Clerk from July, 1994 to
                                                             April, 1998).

Joseph R. Palombo                46       Vice President     Vice President of the Liberty Funds since April, 1999;
One Financial Center                                         Executive Vice President and Director of the
Boston, MA  02111                                            Administrator since April, 1999; Executive Vice President
                                                             and Chief Administrative Officer of LFG since April, 1999
                                                             (formerly Chief Operating Officer, Putnam Mutual Funds
                                                             from 1994 to 1998).

William R. Parmentier, Jr.       47       President, Chief   President and Chief Executive Officer (since June, 1998)
Federal Reserve Plaza                     Executive Office   and Chief Investment Officer (since May, 1995), Senior
600 Atlantic Avenue                       and Chief          Vice President (from May, 1995 to June, 1998) of the
Boston, MA  02210                         Investment         Advisor; Consultant (from October, 1994 to May, 1995);
                                          Officer            President, GQ Asset Management, Inc. (from July, 1993 to
                                                             October, 1994).

As indicated in the above table, certain Trustees and officers of the Trust also hold positions with the Advisor, Liberty Financial, the Administrator, Stein Roe and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.


* A Trustee who is an "interested person" (as defined in the Act) of the Trust or the Advisor.

The business address of the officers of the Trust is 600 Atlantic Avenue, Boston, MA 02110.

The Boards of Trustees or Directors of the Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. are comprised of the same persons and expect to hold their regular meetings concurrently. Each Trustee or Director will receive an aggregate annual retainer of $10,000 and attendance fees of $3,000 for each joint meeting attended, with a minimum total of $25,000 if less than five meetings are held and all meetings are attended, plus out-of-pocket expenses relating to attendance at meetings. One third of the aggregate of the Trustees and Directors fees and expenses will be allocated among the Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. on a per fund basis, and the remaining two-thirds will be allocated based on the relative net assets of the three funds.

The Administrator and/or its affiliate, Colonial Advisory Services, Inc., has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment advisor and/or administrator for 39 open-end and 5 closed-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Advisor, the Administrator or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended Colonial funds to over 800,000 clients worldwide, representing more than $17 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Under an Administration Agreement with the Fund, the Administrator has contracted to perform the following administrative services:

              (a) providing office space, equipment and clerical personnel;

              (b) arranging, if desired by the Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of the Trust;

              (c) preparing and, if applicable, filing all documents required for compliance by the Fund with applicable laws and regulations;

              (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

              (e) coordinating and overseeing the activities of the Fund's other third-party service providers; and

              (f)       maintaining certain books and records of the Fund.

The Advisor is paid a monthly fee at the annual rate of average daily net assets. See "Investment Management and Other Services - General."

PORTFOLIO TRANSACTIONS AND BROKERAGE
Each of the Fund's Portfolio Managers has discretion to select brokers and dealers to execute portfolio transactions initiated by the Portfolio Manager for the portion of the Fund's portfolio assets allocated to it, and to select the markets in which such transactions are to be executed. The portfolio management agreements with the Fund provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the primary responsibility of the Portfolio Manager is to seek to obtain best net price and execution for the Fund.

The Portfolio Managers are authorized to cause the Fund to pay a commission to a broker or dealer who provides research products and services to the Portfolio Manager for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Portfolio Managers must determine in good faith, however, that such commission was reasonable in relation to the value of the research products and services provided to them, viewed in terms of that particular transaction or in terms of all the client accounts (including the Fund) over which the Portfolio Manager exercises investment discretion. It is possible that certain of the services received by a Portfolio Manager attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Portfolio Manager.

In addition, the portfolio management agreements with the Fund's Portfolio Managers provide that the Advisor has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between the Advisor and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between the Advisor and the Portfolio Manager) which provide or make available research products and services to the Advisor. The commissions paid on such transactions may exceed the amount of commission another broker would have charged for effecting that transaction. Research products and services made available to the Advisor through brokers and dealers executing transactions for the Fund and other clients of the Advisor include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; and related computer hardware and software, all of which are used by the Advisor in connection with its selection and monitoring of Portfolio Managers, the assembly of an appropriate mix of investment styles, and the determination of overall portfolio strategies. These research products and services may also be used by the Advisor in connection with its management of other multi-managed clients of the Advisor. In instances where the Advisor receives from or through brokers and dealers products or services which are used both for research purposes and for administrative or other non-research purposes, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

The Advisor from time to time reaches understandings with each of the Fund's Portfolio Managers as to the amount of the portfolio transactions for the Fund and other multi-managed clients of the Advisor initiated by such Portfolio Manager that are to be directed to brokers and dealers that provide or make available research products and services to the Advisor and the commissions to be charged to the Fund in connection therewith. These amounts may differ among the Portfolio Managers based on the nature of the market for the types of securities managed by them and other factors.

Although the Fund does not permit a Portfolio Manager to act or have a broker-dealer affiliate act as broker for Fund portfolio transactions initiated by it, the Portfolio Managers are permitted to place Fund portfolio transactions initiated by them with another Portfolio Manager or its broker-dealer affiliate for execution on an agency basis, provided the commission does not exceed the usual and customary broker's commission being paid to other brokers for comparable transactions and is otherwise in accordance with the Fund's procedures adopted pursuant to Rule 17e-1 under the Act.


PRINCIPAL UNDERWRITER
LFD, located at One Financial Center, Boston, Massachusetts 02111, is the principal underwriter of the Fund's shares. LFD has no obligation to buy the Fund's shares, and purchases the Fund's shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.



INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Fund. The fee paid to LFS is based on the average daily net assets of the Fund plus reimbursement for certain out-of-pocket expenses. See "Other Charges and Expenses" in this SAI for information on fees received by LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by 6 months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.



DETERMINATION OF NET ASSET VALUE
The Fund determines net asset value (NAV) per share for each Class as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Administrator deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Administrator in good faith under the direction of the Trust's Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

HOW TO BUY SHARES
The Prospectuses contain a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.



The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application (Application). LFD generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject such purchaser to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.


LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.



Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.



LFD may, at its expense, provide special sale incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, LFD may offer special sales incentives only to selected FSFs or FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


FUNDAMATIC PROGRAM. As a convenience to investors, shares of the Fund may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase the Fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFD.



AUTOMATED DOLLAR COST AVERAGING (CLASSES A, B AND C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by the Administrator, Crabbe Huson, Newport and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.


LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.



TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.



Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from the Fund automatically invested in the same class of shares of another fund distributed by LFD. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.



PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHT OF ACCUMULATION AND STATEMENT OF INTENT (Available only on the Class A shares). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.       the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty

         Funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C and Z shares).


LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent (Statement). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.



If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.



If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.



Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.



REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of the Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of the Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.




PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of the Trust; directors, officers and employees of the Advisor and the Administrator, LFD and other companies affiliated with the Advisor and the Administrator; registered representatives; employees of FSFs (including their affiliates) and the Portfolio Managers and such Portfolio Managers' immediate families that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


SPONSORED ARRANGEMENTS. Class A shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B, and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
               (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.


HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.



To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.



FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.


SYSTEMATIC WITHDRAWAL PLAN
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class Z shares may be exchanged for Class A shares of the other funds. The prospectus of each LFD-distributed fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain LFD-distributed funds are not available to residents of all states. Consult LFS before requesting an exchange.



By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the Colonial Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result form an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.



Shareholders of the other LFD-distributed open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund.


An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended-or terminated at any time.

SUSPENSION OF REDEMPTIONS
The Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.


The risk of the Fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.



SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.


At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


DISTRIBUTION RATE. The distribution rate for each class of shares of the Fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Fund's portfolio securities (net of the Fund's expenses). The Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The Fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor and the Administrator to be reputable, and publications in the press pertaining to a Fund's performance or to the Advisor and the Administrator or their affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.


TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns and (ii) showing the effects of income, capital gain and estate taxes on performance.



GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.



From time to time, the Fund may also discuss or quote the views of LFD, the Advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

PART C.  OTHER INFORMATION

Item 23. Exhibits:

LIBERTY ALL-STAR GROWTH AND INCOME FUND (LASGIF)

         (a)(1)   Agreement and Declaration of Trust(1)

         (a)(2)   Amendment No. 1 to Agreement and Declaration of Trust (2)

         (b)      Amended By-Laws dated 10/27/99 (2)

         (c) Form of Specimen Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (formerly Colonial Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

         (d)(1) Form of Fund Management Agreement between Registrant and Liberty Asset Management Company (LAMCO)(1)

         (d)(2) Form of Portfolio Management Agreement among Registrant, LAMCO and Portfolio Managers other than OpCap Advisors(1)

         (d)(3) Form of Portfolio Management Agreement among Registrant, LAMCO and OpCap Advisors(2)

         (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.-filed as Exhibit (e)(1) in Part C,
                  Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Liberty Funds Trust VII (formerly Colonial Trust VII) (File Nos. 811-6347 and 33-41559), filed with the Commission on or about September 7, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.- filed as Exhibit (e)(2) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Liberty Funds Trust VII (formerly Colonial Trust VII) (File Nos. 811-6347 and 33-41559), filed with the Commission on or about September 7, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(5)   Form of Selling Agreement - filed as Exhibit 6.(b) in Part C,
                  Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 10, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formally Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (f)      Not applicable

         (g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

         (g)(2) Amendment No. 10 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Liberty Funds Trust II (formerly Colonial Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about February 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI)(File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(2) Amendment No. 16 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (k)(2) in Part C, Item 24(2) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Liberty-Stein Roe Advisor Floating Rate Advantage Fund (File Nos. 811-09709 and 333-91637), filed with the Commission on or about January 14, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(3) Amendment No. 21 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (k)(3) in Part C, Item 24(2) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Liberty-Stein Roe Advisor Floating Rate Advantage Fund (File Nos. 811-09709 and 333-91637), filed with the Commission on or about January 14, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(4)   Pricing and Bookkeeping Agreement(1)

         (h)(5) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III)(File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(6) Administration Agreement between Registrant and Colonial Management Associates, Inc.(1)

         (h)(7)   Stock Subscription Agreement between Registrant and LAMCO(2)

         (i)      Opinion of Counsel

         (j)      Consent of Independent Accountants*

         (k)      Not applicable

         (l)      Not applicable

         (m)      Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
                  Item 24(2) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 of Liberty-Stein Roe Advisor Floating Rate Advantage Fund (File Nos. 811-09709 and 333-91637), filed with the Commission on or about January 24, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (n)      Not applicable

         (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940

Power of Attorney for: Robert J. Birnbaum, John V. Carberry, James E. Grinnell, Richard W. Lowry, William E. Mayer, and John J. Neuhauser

                  (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed with the Commission on or about November 5, 1998.

                  (2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A, filed with the Commission on or about January 12, 1999.

                  (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 on Form N-1A, filed with the Commission on or about December 1, 1999.

                  *        To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

         None

Item 25. Indemnification

         See Article VII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

         The Registrant's administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26. Business and Other Connections of Investment Adviser

         Certain information pertaining to business and other connections of the Registrant's investment adviser, Liberty Asset Management Company (LAMCO), which in turn is a indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFCI), which in turn is a majority owned subsidiary of LFC Management Corporation, which in turn is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly owned subsidiary of Liberty Mutual Insurance Company. LAMCO serves as investment adviser to the Liberty All-Star Growth and Income Fund and is primarily engaged in the provision of its multi-management services to Liberty All-star Equity Fund and Liberty All-Star Growth Fund, Inc., multi-managed closed-end investment companies, and Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company that serves as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies. LAMCO also provide investment management services to Colonial Counselor Select Portfolios, an open-end investment company. The information required above is incorporated herein by reference from LAMCO's Form ADV, as most recently filed with the Securities and Exchange Commission.

         The business and other connections of the officers, directors or partners of the Portfolio Managers of LASGIF is incorporated by reference from the respective Portfolio Manager's Form ADV, as most recently filed with the Securities and Exchange Commission. The file numbers of such ADV Forms are as follows:

         OpCap Advisors                                         801-27180

         J.P. Morgan Investment Management Inc.                 801-9755

         Westwood Management Corporation                        801-18727

         Boston Partners Asset Management, L.P.                 801-49059

         TCW Investment Management Company                      801-29075

Item 27   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust and Stein Roe Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Fragasso, Philip       Managing Director     None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Liberty Asset Management Company, Registrant's administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's address is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110. The Registrant's custodian's address is 270 Park Avenue, New York, NY 10017-2070.

Item 29. Management Services

         See Item 5, Part A and Item 16, Part B

Item 30. Undertakings

         Not applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust IX (formerly LAMCO Trust I) (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust IX (formerly LAMCO Trust I), certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement under the Securities Act of 1933 and the Amendment No. 2 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 16th day of February, 2000.

                                            LIBERTY FUNDS TRUST IX

                                            (Formerly LAMCO Trust I)

                                            By:/s/ WILLIAM R. PARMENTIER
                                               ---------------------------------
                                                   William R. Parmentier
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                          TITLE                      DATE
----------                          -----                      ----

/s/WILLIAM R. PARMENTIER            President (chief           February 16, 2000
   ---------------------            Executive officer)
   William R. Parmentier

/s/TIMOTHY J. JACOBY                Treasurer and Chief        February 16, 2000
   -----------------                Financial Officer
   Timothy J. Jacoby                (principal financial
                                    officer)

/s/J. KEVIN CONNAUGHTON             Controller and Chief       February 16, 2000
   --------------------             Accounting Officer
   J. Kevin Connaughton             (principal accounting
                                    officer)

/s/ ROBERT J. BIRNBAUM*             Trustee
-----------------------
Robert J. Birnbaum

/s/ JOHN V. CARBERRY*               Trustee
----------------------
John V. Carberry

/s/ JAMES E. GRINNELL*              Trustee
----------------------
James E. Grinnell

/s/ RICHARD W. LOWRY*               Trustee               */s/ NANCY L. CONLIN
----------------------                                         Nancy L. Conlin
Richard W. Lowry                                               Attorney-in-fact
                                                               For each Trustee
                                                               February 16, 2000

/s/ WILLIAM E. MAYER*               Trustee
----------------------
William E. Mayer

/s/ JOHN J. NEUHAUSER*              Trustee
----------------------
John J. Neuhauser

                                  Exhibit Index

(i)      Opinion and Consent of Counsel

(o)      Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940

         Power of Attorney for: Robert J. Birnbaum, John V. Carberry, James E. Grinnell, Richard W. Lowry, William E. Mayer, and John J. Neuhauser